Related party transactions	6 Months Ended
Mar. 31, 2019
Related party transactions
Related party transactions

Note 10 — Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (‘‘Forasen Group’’)	Owned by the Chairman of Board of Directors	Provides guarantee for the Company’s bank loans; purchases from the Company; leases factory building to the Company
FarmNet Limited	Parent company of FMI	Provides working capital loan
Yefang Zhang	Chief Executive Officer (‘‘CEO’’)	Provides working capital loan; provides guarantee for the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors	Provides guarantee for the Company’s bank loans

Due to related parties consisted of the following:

	March 31,	September 30,
	2019	2018
Zhengyu Wang	$47,232	$—
Forasen Group	149	—
FarmNet Limited	—	122,800
Total	$47,381	$122,800

Sales to related party

The Company periodically sells merchandise to its affiliates during the ordinary course of business. Forasen Group was the seventh largest customer of the Company for the six months ended March 31, 2018. For the six months ended March 31, 2019 and 2018, the Company recorded sales to Forasen Group of $1,783 and $154,452, respectively. Sales to Forasen Group accounted for 0.01% and 1.19% of the total sales for the six months ended March 31, 2019 and 2018, respectively.

Operating lease from related party

In October 2009, the Company entered into a lease agreement with Forasen Group for leasing the factory building. The lease term is 10 years with monthly rent of RMB 22,400 (equivalent of $3,279).

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term and long-term bank loans (see Note 7 and Note 8).